General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
General And Administrative Expenses
Directors’ fees (Note 19)	$ 343	$ 267
Insurance	231	313
Office and general	216	276
Shareholder information	675	452
Professional fees	606	600
Salaries and benefits (Note 19)	2,722	2,338
Consulting	645	614
Share-based compensation expense (Notes 16 and 19)	2,247	1,743
Travel and accommodation	193	189
Depreciation	56	65
Other	18	32
Total general and administrative expenses	$ 7,952	$ 6,889